UNAUDITED CONDENSED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common Stock New Dragonfly	Common Stock	Additional Paid-in Capital New Dragonfly	Additional Paid-in Capital	Accumulated Deficit New Dragonfly	Accumulated Deficit	New Dragonfly	Total
Balance at the beginning at Dec. 31, 2019							$ 2,000,000
Balance at the beginning (in shares) at Dec. 31, 2019							10,000,000
Balance at the end at Dec. 31, 2020							$ 2,000,000
Balance at the end (in shares) at Dec. 31, 2020							10,000,000
Balance at the beginning at Dec. 31, 2019	$ 4,000		$ 88,000		$ 1,222,000		$ 1,314,000
Balance at the beginning (in shares) at Dec. 31, 2019							20,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)					6,878,000		$ 6,878,000
Stock compensation expense			351,000				351,000
Exercise of stock options			12,000				$ 12,000
Exercise of stock options (In shares)							32,270
Balance at the end at Dec. 31, 2020	$ 4,000	$ 317	451,000	$ 24,683	8,100,000	$ (1,000)	$ 8,555,000	$ 24,000
Balance at the end (in shares) at Dec. 31, 2020	20,040,470						20,040,470
Balance at the end at Dec. 31, 2020							$ 2,000,000
Balance at the end (in shares) at Dec. 31, 2020							10,000,000
Balance at the beginning at Jun. 23, 2020		0		0		0		0
Increase (Decrease) in Stockholders' Equity
Net income (loss)				0		(1,000)		(1,000)
Balance at the end at Dec. 31, 2020	$ 4,000	317	451,000	24,683	8,100,000	(1,000)	$ 8,555,000	24,000
Balance at the end (in shares) at Dec. 31, 2020	20,040,470						20,040,470
Balance at the end at Jun. 30, 2021							$ 2,000,000
Balance at the end (in shares) at Jun. 30, 2021							10,000,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)					4,177,000		$ 4,177,000	(834)
Stock compensation expense			178,000				178,000
Exercise of stock options			17,000				$ 17,000
Exercise of stock options (In shares)	32,258						32,258
Balance at the end at Jun. 30, 2021	$ 4,000	317	646,000	24,683	12,277,000	(1,834)	$ 12,927,000	23,166
Balance at the end (in shares) at Jun. 30, 2021	20,072,728
Balance at the beginning at Dec. 31, 2020							$ 2,000,000
Balance at the beginning (in shares) at Dec. 31, 2020							10,000,000
Balance at the end at Dec. 31, 2021							$ 2,000,000	128,397,500
Balance at the end (in shares) at Dec. 31, 2021							10,000,000
Balance at the beginning at Dec. 31, 2020	$ 4,000	317	451,000	24,683	8,100,000	(1,000)	$ 8,555,000	24,000
Balance at the beginning (in shares) at Dec. 31, 2020	20,040,470						20,040,470
Increase (Decrease) in Stockholders' Equity
Net income (loss)				0	4,338,000	1,910,487	$ 4,338,000	1,910,487
Stock compensation expense			734,000				734,000
Exercise of stock options			434,000				$ 434,000
Exercise of stock options (In shares)							835,005
Balance at the end at Dec. 31, 2021	$ 4,000	317	1,619,000	0	12,438,000	(1,024,673)	$ 14,061,000	$ (1,024,356)
Balance at the end (in shares) at Dec. 31, 2021	20,875,475						20,875,475	3,162,500
Balance at the end at Jun. 30, 2021							$ 2,000,000
Balance at the end (in shares) at Jun. 30, 2021							10,000,000
Balance at the beginning at Mar. 31, 2021		317		24,683		(1,000)		$ 24,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)						(834)		(834)
Balance at the end at Jun. 30, 2021	$ 4,000	317	646,000	24,683	12,277,000	(1,834)	$ 12,927,000	23,166
Balance at the end (in shares) at Jun. 30, 2021	20,072,728
Balance at the beginning at Dec. 31, 2021							$ 2,000,000	128,397,500
Balance at the beginning (in shares) at Dec. 31, 2021							10,000,000
Balance at the beginning at Dec. 31, 2021	$ 4,000	317	1,619,000	0	12,438,000	(1,024,673)	$ 14,061,000	$ (1,024,356)
Balance at the beginning (in shares) at Dec. 31, 2021	20,875,475						20,875,475	3,162,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)						1,191,840		$ 1,191,840
Balance at the end at Mar. 31, 2022		317				167,167		167,484
Balance at the beginning at Dec. 31, 2021							$ 2,000,000	128,397,500
Balance at the beginning (in shares) at Dec. 31, 2021							10,000,000
Balance at the end at Jun. 30, 2022							$ 2,000,000	128,397,500
Balance at the end (in shares) at Jun. 30, 2022							10,000,000
Balance at the beginning at Dec. 31, 2021	$ 4,000	317	1,619,000	$ 0	12,438,000	(1,024,673)	$ 14,061,000	$ (1,024,356)
Balance at the beginning (in shares) at Dec. 31, 2021	20,875,475						20,875,475	3,162,500
Increase (Decrease) in Stockholders' Equity
Net income (loss)					(3,767,000)		$ (3,767,000)	$ 621,507
Stock compensation expense			719,000				719,000
Exercise of stock options			202,000				$ 202,000
Exercise of stock options (In shares)	215,401						215,401
Balance at the end at Jun. 30, 2022	$ 4,000	317	2,540,000		8,671,000	(403,166)	$ 11,215,000	$ (402,849)
Balance at the end (in shares) at Jun. 30, 2022	21,090,876						21,090,876	3,162,500
Balance at the end at Jun. 30, 2022							$ 2,000,000	$ 128,397,500
Balance at the end (in shares) at Jun. 30, 2022							10,000,000
Balance at the beginning at Mar. 31, 2022		317				167,167		167,484
Increase (Decrease) in Stockholders' Equity
Net income (loss)						(570,333)		(570,333)
Balance at the end at Jun. 30, 2022	$ 4,000	$ 317	$ 2,540,000		$ 8,671,000	$ (403,166)	$ 11,215,000	$ (402,849)
Balance at the end (in shares) at Jun. 30, 2022	21,090,876						21,090,876	3,162,500